Subsequent Events (Details) - BRL (R$) R$ in Thousands		1 Months Ended		12 Months Ended
	Mar. 04, 2020	Oct. 31, 2019	May 31, 2019	Dec. 31, 2019	Feb. 17, 2020
Geekie Desenvolvimento de Softwares S.A.
Subsequent events
Equity interest held in subsidiary				37.50%
Nave a Vela Ltda. ("Nave")
Subsequent events
Percentage of equity interest acquired			13.20%
Equity interest held in subsidiary		51.00%		51.00%
Loan Agreement | Geekie Desenvolvimento de Softwares S.A. | 7.82% loan agreement due April 15, 2021
Subsequent events
Loan agreement, face amount					R$ 1,500
Interest rate					7.82%
Loan Agreement | Nave a Vela Ltda. ("Nave") | 8.08% loan agreement due March 8, 2022
Subsequent events
Loan agreement, face amount					R$ 2,000
Interest rate					8.08%
Acquisition of additional shares, equity interest | Geekie Desenvolvimento de Softwares S.A.
Subsequent events
Percentage of equity interest acquired	10.51%
Value of additional shares aquired	R$ 12,675
Equity interest held in subsidiary	48.04%